INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of inventories

	As at December 31
(In millions of dollars)	2023	2022

Wireless devices and accessories	361	357
Other finished goods and merchandise	95	81

Total inventories	456	438